Capital Management, Corporate Governance Transparency Policy and Risk Management	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Capital Management, Corporate Governance Transparency Policy and Risk Management
51.	CAPITAL MANAGEMENT, CORPORATE GOVERNANCE TRANSPARENCY POLICY AND RISK MANAGEMENT
As financial institution, the activities of Banco Macro SA are governed by the Financial Entities Law No. 21,526, as supplementary, and the regulations issued by the BCRA. Moreover, the Bank adheres to the good banking practices laid out in BCRA Communiqué “A” 5201 (Financial Entities Corporate Governance Guidelines) as supplementary.
The Bank publicly trades its shares on the Buenos Aires Stock Exchange (BCBA, for its acronym in Spanish) and, thus, it is subject to the regulations issued by the CNV.
Through General Resolution No. 797/17, the CNV established the minimum contents of the Corporate Governance Code, adding notions of good corporate governance to corporate management as guidelines or recommendations that seek to provide transparency thereto. The CNV annually requires the issuance of a report in which financial institutions have to explain how the recommendations are implemented or to explain the reasons why it decided not to adopt the good practices described in such resolution. The Bank annually publishes a document called Corporate Governance Explanatory Report together with the Annual Report to the Shareholders for the fiscal year, required by regulations, which is available on the Bank’s website and on that of such enforcement agency.
This regulation reinforces the notions contained in Capital Markets Law establishing principles such as “full disclosure”, “transparency”, “efficiency”, “public investor protection”, “equal footing between investors” and “protection of the stability of financial entities and financial intermediaries”.
On the other hand, as the Bank lists its shares on the NYSE, qualifying as a foreign private issuer, it is required to comply with certain corporate governance standards as established in section 303A of the NYSE’s Listed Company Manual, as amended.
The main guidelines under the BCRA standards contemplated in the revised text “Financial Entities Corporate Governance Guidelines”, as supplementary, are as follows:

•	Ownership structure

As of December 31, 2020, the Bank’s shareholders are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Trust “Trust JHB” (1)	17.28	19.65
Carballo Delfín Jorge Ezequiel	17.47	19.19
ANSES FGS Law No. 26425	28.80	26.90
Grouped shareholders (Local Stock Exchanges)	9.72	9.28
Grouped shareholders (Foreign stock exchanges)	26.73	24.98

(1)
As of the date of issuance of these consolidated financial statements and due to the passing of Mr. Jorge Horacio Brito on November 20, 2020 and as a testamentary disposition, his shares were transferred, ad referendum of BCRA, to a management trust named “Trust JHB”, which the beneficiaries are his forced heirs.

•	Board of Directors and Senior Management
The Bank’s Board of Directors is currently made up of 13 regular members. Members are renewed by thirds and the appointed Directors remain in office for three fiscal years. Directors are nominated and appointed by the Shareholders’ Meeting. Once elected, the BCRA must confirm the designation of the Directors, expressly authorizing them to accept the designation, pursuant to the terms as to experience and knowledge, contained in the rules CREFI
2-Creation,
Operation and Expansion
–XV-
Financial Entities Authorities.

Name	Position
Delfín Jorge Ezequiel Carballo	Chairman
Jorge Pablo Brito	Vice chairman
Carlos Alberto Giovanelli	Director
Nelson Damián Pozzoli	Director
Fabian Alejandro de Paul (*)	Director
Constanza Brito	Director
Guillermo Stanley	Director
Mario Luis Vicens (*)	Director
Delfín Federico Ezequiel Carballo	Director
Santiago Horacio Seeber	Director
Ramiro Tosi (*) (**)	Director
Mariano Ignacio Elizondo (*) (**)	Director
Guillermo Merediz (*) (**)	Director
Juan Santiago Fraschina (*) (**)	Alternate director
Alan Whamond (*)	Alternate director

(*)	Independent directors
(**)	Designated by Anses-Fgs
Directors should be morally suitable, experienced and knowledgeable in the banking business and meet the requirements established in the effective regulations, issued by the BCRA. Compliance with these requirements is assessed when the Shareholders’ Meeting appoints the directors and on a regular basis during their term of office.
At present, six Directors are independent, pursuant to the provisions of the CNV rules and regulations and the provisions of the Financial Entities Corporate Governance Guidelines issued by the BCRA.
Senior Management is directed by a General Manager designated by the Board and includes as well officers reporting directly to the general manager, forming the senior manager, as well as officers of four staff areas reporting directly to the Board. Members are detailed below:

Gustavo Alejandro Manríquez	CEO
Gerardo Adrián Álvarez	Human resources and administration manager
Alberto Figueroa	Internal audit manager
Ernesto López	Legal manager
Ana María Magdalena Marcet	Credit risk manager
Juan Domingo Mazzón	Government and Management control manager
Ernesto Eduardo Medina	Operations and system manager
Brian Anthony	Commercial banking manager
Francisco Muro	Distribution and sales manager
Jorge Francisco Scarinci	CFO
Agustín Devoto	Investment banking manager
Adrián Mariano Scosceria	Corporate banking manager

•	Committees
The corporate
by-laws
state that the Board of Directors may establish such Committees as it deems appropriate for the business of the Bank, as well as appoint their members. The Bank currently features the following Committees:

Committee	Functions
CNV Audit / SEC	They are established in Capital Markets Law as supplementary.

Internal Audit	Overseeing the proper operation of the internal control systems defined at the Bank through a periodic assessment thereof and contributing to improving the effectiveness of internal controls.

Risk Management	It is in charge of monitoring Senior Management’s activities involving the management of credit, market, liquidity, operational, compliance and reputation risks, among others. It advises the Board of Directors on the Bank’s risks.

Assets and Liabilities	Setting out the Bank’s financial strategy, analyzing the markets and establishing the policies on assets and liabilities, management of market, liquidity, interest rate and currency risks.

IT	Overseeing the proper operation of the information technology environment and contributing to improving the effectiveness thereof.

Credit	Approving credit transactions based on credit capacity.

Legal Recovery	Incumbent in defining payment arrangements exceeding the predetermined parameters, as well as reclassifying portfolio to be subject to legal proceedings or accounting derecognitions.

Personnel Incentives	Ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank.

Ethics and Compliance	Ensuring the Bank has the proper means with which to promote correct decision-making and compliance with internal and external regulations.

Corporate Governance and Designations	The Committee’s duties include those related to the process of renewing and replacing Senior Management members and the succession plans. It is also in charge of applying the Corporate Governance Code at the Bank and at its subsidiaries.

Anti-money Laundering of assets and terrorism financing	Planning and coordinating compliance with the policies established by the Board of Directors on the matter.

Financial Services User Protection	The duties of this Committee include those related to ensure the existence and maintenance of a financial services user protection process and a customer service system.

•	Code of ethics
The Bank has established a Code of Ethics for directors and senior management, expecting that their members act according to the highest standards of personal and professional integrity in all aspects of their activities; to comply with the applicable law, to discourage reproachable behaviors and to comply with the Bank’s Code of conduct and other policies and procedures governing employee conduct. This Code of ethics is supplemental to the Bank’s Code of Conduct.

•	Code of Conduct
The Entity promotes a work environment where responsibility, execution, commitment, results, loyalty, honesty, good communication and teamwork are encouraged.
The goal is to base daily relationships on mutual respect, trust and cordial and simple behavior, between coworkers and bosses as well as with suppliers and customers, developing all the activities with the highest ethical working and personal principles.
In that direction, the Code of Conduct is intended to establish the principles and values that all Bank members must comply. The trust provided by shareholders, customers and the general public depends to a large extent on compliance with these principles.

•	Ethical line
According with ethical behavior standards, it was implemented for the Bank and its subsidiaries, Macro Securities SA, Macro Fondos SGFCI SA, Macro Fiducia SA and Argenpay SAU, an Ethical line or a report channel, which is managed by an external third party, ensuring compliance with anonymity and confidentiality principles.
Reports are received by the Ethical and Compliance Committee, who takes knowledgment of them, as well as the resolution of cases, following the protocols.
Branches
As of the date of issuance of these consolidated financial statements, the Bank has 463 branches throughout the entire country.
Subsidiaries
The Bank carries out certain transactions through its subsidiaries, which are identified in note 3 to these consolidated financial statements.
Business lines
The Bank’s business lines and transactions with trusts are mentioned in notes 1 and 44, respectively.

•	Incentive practices
The Bank adopts a compensation policy that comprises fixed and variable compensation; the latter is granted within the framework of an objective and competency assessment process.
The variable compensation program, in the context of the compensation policy, is consistent with the Bank’s mission, values, organization, objectives, long-term business sustainability, strategy, control environment and the prudent assumption of risk. It is aimed at recognizing the extraordinary performance displayed by employees according to:

•	Their contribution to the results reached

•	Their management in keeping with the Bank’s mission and values
The key variables in determining compensation are:

•	The level of responsibility and complexity of the position

•	The person’s competencies and potential

•	The person’s performance and outcomes

•	The position with respect to the benchmark market

•	The results reached by the Bank
The Incentives Committee is in charge of ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank, and the prudent assumption of risks.
The Bank aims at compensating personnel ensuring performance recognition, internal equity, competitiveness, productivity, efficiency and added value.

•	Role of financial agent
The Bank acts as financial agent in the Provinces of Misiones, Salta, Jujuy and Tucumán and the Municipalities of San Miguel de Tucumán and Yerba Buena.

•	Corporate Sustainability Policy
The Bank is aware of its responsibility towards the surrounding communities. The Corporate Sustainability area promotes this development by fostering and implementing policies and actions that exert a positive social, environmental and economic impact.
Thus, it engages in constant dialogue with the different areas and stakeholders with the ultimate goal of creating social value and drafting policies aimed at promoting a fair, supporting and equal world.
These sustainability values are disclosed in the Comprehensive Report as a major milestone to align the financial information (in documents such as the Letter to the Shareholders and financial statements) and ensure their integration and consistency with corporate sustainability.

•	Anticorruption policy
Pursuant to Law No. 27401 (Law on Corporate Criminal Liability), the Board establishes that officers and employees of the Bank and its subsidiaries shall not offer to pay, pay or authorize the payment of money or anything of value to (public) officers to obtaining or keeping a business. It also extends these guidelines to the private sphere. These principles are contained in the Code of Ethics for directors and senior managers, and the Code of Conduct for all employees. Besides, the Bank has a Code of Conduct for suppliers.
The laws of other jurisdictions with similar prohibitions apply, especially the Foreign Corrupt Practices Act (FCPA) because Banco Macro S.A. is a foreign company that lists its shares in the NYSE and is subject to SEC control and oversight.
The Group companies that wish to perform any transaction involving any public administration officer, public agency or public company, either Argentine or foreign, shall communicate this event in advance to the Board through the General Manager and inform, before the transaction is conducted, the agents or intermediaries that may be involved in the transaction. The Bank also has a manual with guidelines for interacting with public officers.
This communication duty is not mandatory for the transactions derived from agreements with provincial financial agents (except for the subscription of framework agreements), ordinary bank transactions (for example, payroll processing) and the transactions that do not pose any major risk due to the minimum amounts involved.
These anticorruption policies, although they are aimed at transactions within the public sector, also apply to transactions between private parties, as specifically set forth in the Code of Ethic and the Code of Conduct.
The Bank has in place an Anticorruption Policy and an Integrity Program. The Ethics and Compliance Committee will be responsible for its adoption, follow-up
and period reporting to the Board.

•	Transactions with related parties – Policy on conflict of interest
As an authorized financial institution, Banco Macro SA complies with the provisions and reporting requirements established in Financial and Foreign Exchange Entities Act No. 21526 and the regulations issued by the regulatory agency (BCRA).
As established by law (Argentine Business Company Law No. 19550), specific applicable regulations (Capital Markets Law, as supplementary), professional accounting standards (Technical Resolution No. 21), IAS 24 and best practice recommendations, the Bank reports on the transactions with related parties in notes to the financial statements. Such transactions are carried out under usual market conditions. See also note 19 to these consolidated financial statements.
Under current Argentine legislation, directors are required to perform their duties with the loyalty and diligence of a prudent business man. Directors are jointly and severally liable to the Bank, the shareholders and third parties for a poor performance of duties and infringements to the law, bylaws and regulations, as the case may be, and are responsible for repairing the damages caused by fraud, abuse of authority or negligence.

The loyal duties of a director are considered to include: (i) the ban from using corporate assets and the confidential information to which he/she may have access for personal purposes; (ii) the ban from taking advantage or, due to errors or omissions, allowing a third party to take advantage of the Bank’s business opportunities, (iii) the obligation of acting as director only for the purposes established in the law, the Bank’s bylaws or the intention of the shareholders or the Board of Directors; and (iv) the obligation of taking extreme care so that the acts conducted by the Board of Directors have no direct or indirect effects against the Bank’s interests.
A director should notify the Board of Directors and the Audit Committee about any conflict of interest such director may have in a transaction proposal and should refrain from voting on the matter.

•	Public information
The information related to corporate governance at the Bank is included within the transparency policy contained in such precepts and, hence, is available to interested members of the public on the website www.macro.com.ar (“
Conocenos” – Relaciones con Inversores
) additionally, some guidelines are disclosed in other notes to these consolidated financial statements. Moreover, the Bank’s public information is disclosed on the websites of the BCRA (www.bcra.gob.ar) and the CNV (www.cnv.gob.ar).
In addition, the Bank publishes the Market Discipline Report, pursuant to the guidelines established by the BCRA for such information regime, in accordance with the criteria of the Basel Banking Supervision Committee, which is available in the Bank’s website.
Integral Risk management
Within the framework of the Corporate Governance policy, the Board of Directors of the Bank resolved the creation of a Risk Management Committee. The Bank has appointed a Risk Manager who reports directly to the Board of Directors.
Its duties include ensuring that an independent risk management be established, establishing policies, procedures and measurement methodologies and report systems which allow the identification, measurement and monitoring of the risk under its charge and also, the duties of each organizational level in the process.
The risk management process includes the establishment of the exposure limits for each risk by the Board of Directors, a follow-up
on the exposure to each limit by the persons in charge, the preparation of regular reports for the Risk Management Committee, a follow-up
on the alerts and the implementation of action plans regarding the alerts and the guidelines for developing stress tests.
The system is supplementary with policies and procedures specific to each risk (Financial, Credit, Operational, Counterparty Credit, Country Risk, Securitization, Reputational, Compliance, Strategic Risks, among others).
In addition, the Credit Risk Management area is in charge of interpreting, executing and guaranteeing the application of the General Credit Policy as approved by the Board of Directors, pursuant to the internal and external standards and regulations on the matter. Credit Risk Management reports functionally to the General Manager.
Risk Management
The Risk Management area is in charge of the Financial Risk, Credit Risk and Operating and Technology Risk areas.
The main procedures carried out by the Risk Management Department are:

•	Stress tests
The process of stress test includes documenting and formalizing the program as well as the persons in charge of carrying it out, the frequency of testing and the validation of the system. It also contemplates the Contingency Plan based on the test results. The Risk Management Committee leads and coordinates this application.

•	Economic Capital Calculation
The Risk Management Department estimates the economic capital for each one of the individual risks (Market, Liquidity, Interest Rate, Credit, Counterparty Credit, Concentration, Operational, Securitization, Strategic and Reputational) determined for the Bank on a consolidated basis with its subsidiaries with the same scope as the regulation. The methods used to deal with subsidiaries are exactly the same.

The economic capital sufficiency evaluation process is an integral part of the corporate governance and risk management culture of the entities.
Quantified economic capital was implemented as a formal procedure, both currently and prospectively, and is a tool used in the day-to-day
management of risks, in preparing the Business Plan and the Stress Tests.
The methods used to measure the economic capital of each risk were documented and approved by the Management, pursuant to the internal rules on Corporate Governance and Risk Management.
The results must serve to support decision-making, including strategic decisions adopted by the Board and the Senior Management. In this way they may:

•	Estimate the level and trend of the relevant risks and the effects thereof on capital needs.

•	Evaluate the reasonability of the basic assumptions used in the capital measuring system and the sensitivity of the results to changes in those assumptions.

•	Determine whether the Bank has sufficient regulatory capital to cover the different risks and if it meets the capital sufficiency goals required.

•	Consider its future capital requirements based on the risk profile and, according thereto, introduce the necessary adjustments into the strategic plan.
The essential elements of the capital evaluation include:

•	Policies and proceedings ensuring the risk management process.

•	A process connecting economic capital with risk level.

•	A process establishing capital sufficiency goals based on the risks, taking into account the strategic approach and the business plan.

•	An internal control process, in order to secure a comprehensive risk management.
The Bank actively uses guarantees to mitigate its credit risk.
Excessive risk concentration:
To avoid excessive risk concentrations, the Bank’s policies and procedures include specific guidelines to focus on keeping a diversified portfolio. The identified credit risk concentrations are controlled and managed accordingly. The selective coverage is used at the Bank to manage risk concentrations both in terms of relationships and industry.
In addition, note that the Bank meets the provisions established by the BCRA as regards maximum assistance limits to given groups of debtors, in order to atomize the portfolio, reducing credit risk concentration.
The main types of risks that the Bank is exposed to are those related to credit risk, liquidity risk, market risk, interest rate risk, foreign currency exchange rate risk, and operational risk.
Minimum capital requirements:
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2020, together with the integration thereof (computable equity) as of the end of such month:

Description	12/31/2020
Minimum capital requirements	41,357,542
Computable equity	173,448,698

Capital surplus	132,091,156

The following are the policies and processes aimed at identifying, assessing, controlling and mitigating each one of the main risks:

51.1.	Credit Risk
Credit risk is that which that the Bank will incur a loss because its customers or counterparties fail to discharge their contractual obligations.
The Bank manages and controls credit risk by setting limits on the amount of risk it is willing to accept and by establishing indicators for monitoring.
The Board approves the credit and risk assessment policy to provide a framework to generate businesses to achieve a proper relationship between the risk assumed and profitability. The Bank has procedure manuals detailing the related guidelines, compliance with effective regulations and limits set. The goals are:

•	Achieving an adequate portfolio segmentation per type of customer and economic sector.

•	Enhancing the use of tools to analyze and assess risk that best adjust to the customer’s profile.

•
Establishing consistent guidelines to grant loans following conservative parameters based on the customer’s solvency, cash flows and profitability in the case of companies, and revenues and equity in the case of individuals.

•
Establishing limits to individual powers to grant credits according to their amount, tending to the existence of specific committees, which, according to their scope of influence, will define the levels of assistance.

•	Enhancing the quality of the risk assumed, with proper guarantees according to the term of the loan and the level of risk involved.

•	Monitoring on an ongoing basis the loan portfolio and customer level of compliance.
Credit risk management involves the existence of a structure with the characteristics needed to attain the organizational goals during the stages of the credit cycle: admission, follow-up,
monitoring and recovery.
The risk assessment process is differentiated based on whether customers belong to Corporate Banking or Retail Banking.
To assess Corporate Banking customers, the Bank has different methods involving different responsibility levels that become increasingly complex according to the size of the transactions in terms of assistance types and amounts, weighed by terms and hedges with guarantees.
When transactions in amount the instances of authorization by delegated powers or through the decentralized risk analysis, ratings are approved in the Credit Committees. The powers vested on the different decision-making bodies are continuously reviewed to adjust them to the Bank’s volume of transactions and thus improve credit rating.
The risk analysis of assistance addressed in the Credit Committees is carried out at the Corporate Risk Management Department by specialized risk analysts that prepare separate risk reports per customer or group of companies, which are provided to Committee members to support the credit decisions made.
Risk reports include, at least, information regarding the use of loans and their source of repayment, the debtor’s historical and current behavior and the group of companies to which it belongs; the debtor’s repayment capacity based on cash flows; the guarantees that will cover the transactions, the ownership status, the enforcement possibilities and their sensibility to the changes in the economy; the market in which the debtor operates and the debtor’s position, and the debtor’s equity, economic and financial position and possibility of accessing loans.
The Committees’ resolutions include the terms and conditions applicable to the assistance in terms of the amount, currency, terms, guarantees and follow-up
provisions, among others. The decisions are based on the debtor’s cash flows and payment capacity and only to a secondary extent on debtor’s equity and risk mitigating factors.

Credit risk assessment for Retail Banking customers, assessment systems are based mainly on a qualification score related to a probability of default and certain maximum indebtedness and installment/income relationship rules.
There are specific rules regarding the debtor’s file integration to duly document the data entered into the assessment systems. Credit risk officers also define a credit power system based on the margins to be approved and, if applicable, the exceptions admitted.
The Bank adopts processes to detect interrelated debtor groups with correlated risk (group of companies) and to group risk exposures with the same debtor or counterparty in different lines of credit.
Before the transactions are settled, a series of controls are implemented to reduce related credit and operating risks and classify transactions within the technical relationships regulatory framework.
The Bank implements a formal, robust and well-defined process to manage nonperforming loans. These procedures are differentiated based on the type of portfolio and delinquency status.
To mitigate credit risk, guarantees are requested on agreed financing. A particular area of the Credit Risk Management Department manages all guarantees received by the Bank and assesses and updates regularly the appraisal value and effective term to monitor the quality of risk mitigators.
Credit risk allowances of the loan portfolio
The Bank’s policy concerning credit risk allowances is grounded on the calculation of ECL based on analytical models (statistical models related to loan portfolio management) pursuant to IFRS 9. According to the guidelines in section 5.5 on Impairment (including the principles and methods to recognize ECL due to significant increases in risk and the subsequent impairment of financial assets for ECL), the Bank recognizes the impairment of its financial assets.
The loss allowance for ECL is based on credit losses expected to arise during the life of an asset (lifetime ECL), unless there was no significant increase in credit risk since initial recognition, in which case the loss allowance is based on
12-month
ECL (see also note 3.2.4).
The following chart shows the distribution of loan loss allowances according to the type of financial instrument as of December 31, 2020, and 2019:

	12/31/2020	12/31/2019
Loans and other financing	9,928,122	6,901,953
Loans commitment	23,200	23,514
Other financial assets	18,929	14,032
Other debt securities at amortized cost	5,472	63,701
Other debt securities at fair value through OCI	5,964	286

	9,981,687	7,003,486

The Credit Risk Management manages credit risk, which consists of identifying, assessing, following up, controlling and mitigating this risk across credit cycle stages.
The Credit Risk Management Office designs and develops ECL models. It reports to the Credit Risk Management, which is also in charge of designing and calculating rating and scoring models to quantify credit risk and the measures to calculate PD, EAD and LGD, as well as other models to calculate the impact of the prospective view.
The Administration and Credit Operation Management, through the Credit Review area, analyze the entire portfolio under individual assessment and classify customers in different credit risk stages. Together with the Corporate Risk and Credit Recovery Management Departments (that contribute their view from a standpoint of risk assessment and recovery management), they calculate ECL for corporate customers in stage 3.
The definitions and assessment of ECL are regularly presented to the Risk Management Committee, which approves the model methodologies, adjustments and validation.

51.1.1	Assessment of credit risk impairment

51.1.1.1	Definitions of significant increase in risk, impairment and default
The Bank recognizes the impairment of its financial assets according to point 5.5. of IFRS 9. To such end, the Bank calculates the ECL of financial instruments over a three stage risk model based on the changes in credit quality detected since the initial recognition, as summarized below:

•	Stage 1: includes financial instruments which credit risks have not increased significantly since initial recognition;

•	Stage 2: includes financial instruments which credit risk increased significantly but it is not yet considered credit-impaired, and

•	Stage 3: comprises credit-impaired financial instruments.
The Bank measures ECL according to the following definitions:

•	For financial instruments included in Stage 1, the Bank measures ECL as the portion of lifetime ECL that result from potential default events within the next 12 months.

•	For financial instruments included in Stages 2 and 3, the Bank measures lifetime ECL.

•	To calculate ECL, prospective information is considered according to IFRS 9.
Staging by PD comparison:
The significant increase in credit risk is assessed by comparing PD at origin with the PD at observation date adjusted prospectively. The Bank considers that there is a significant increase in credit risk when there is more than one level of variation in the customers’ risk category, except for certain low-risk
customers (reduced PD) in which the variation required is more than two risk categories to recognize a significant increase.
Moreover, through regular reviews, the Bank monitors the effectiveness of the criteria used to identify a significant increase in credit risk.
Customer segmentation:
The criterion to assess whether a financial instrument is impaired will depend on the analysis to which such customer is exposed. Losses are estimated both on a collective and individual basis:

51.1.1.1.1	Customers analyzed on a collective basis
To estimate ECL on a collective basis, disclosures are grouped based on customer segments showing similar risk characteristics relevant to analyze their repayment capacity or future recovery cash flows.
The segments identified are grouped into two major categories:

i)	Low risk: characterized by the employment stability of the customers comprising such segment and the contractual security regarding credit recovery.

•
Public salary plan
:
federal, provincial or municipal employees who have their salaries deposited at Banco Macro. High job stability. The Bank contractually ensures the collection of financial commitments due and payable upon payroll crediting.

•
Private salary plan
:
Private employees with which the Bank has effective payroll crediting agreements. The Bank contractually ensures the collection of financial commitments due and payable upon payroll crediting.

•
Retirees:
Beneficiaries of federal or provincial retirements or pensions that are deposited their funds at Banco Macro. They are entitled to life pension, so their revenues are very stable. The Bank ensures that credits are recovered through a third party (ANSES [Argentine social security administration] or the related pension fund), which transfers them directly to the bank accounts held by each retiree.

ii)
Not low risk
: Each segment is characterized by having large volumes of cases with atomized debt amounts. Massive credit rating tool based on statistical models are used for origination and risk management.

•
Open market
:
Individuals involved in different types of activities (payroll employees, self-employed workers or small taxpayers) who request consumption or housing financing. It is a segment in which the changes in the economic cycle have a greater impact on its financial capacity.

•
SMEs of a comparable portfolio with payables up to 72,640: Customers that engage in commercial, industrial or service activities, that request financial aid involving relatively low amounts mainly used for commercial purposes and potentially for consumption in the case of natural persons.

•
Agricultural companies of comparable portfolios with payables up to 72,640: customers engaged in activities related to agricultural production or companies providing services for such sector that mainly request limited financial aid to conduct their commercial activities or possibly for consumption in the case of natural persons. Their financial requirements and business cycles are inherent in the productive approach taken.

•
Microenterprises: customers engaged in commercial activities that request financial aid for working capital or capital goods for low amounts, and also for consumption in the case of natural persons. The segment also includes low-revenue
customers who require low financial aid amounts.

Under the collective analysis, the Bank determined the following criteria to define the inclusion in the different impairment stages:
For
low-risk
customers:

•	Stage 1:

•	no arrears or less than 5 days in arrears

•	Over 4 days in arrears with no significant increase in risk by PD comparison

•	Stage 2:

•	Over 30 days in arrears

•	Over 4 days in arrears with no significant increase in risk by PD comparison

•	Stage 3:

•	In arrears over 90 days in some financial instruments.
For no
low-risk
customers:

•	Stage 1:

•	no arrears or less than 31 days

•	With no significant increase in risk by PD comparison.

•	Stage 2:

•	In arrears over 30 days in some financial instruments.

•	Less than 31 days in arrears with a significant increase in risk by PD comparison

•	Stage 3:

•	In arrears over 90 days in some financial instruments.

51.1.1.1.2.	Customers analyzed on an individual basis
The aim of the individual assessment is the ECL estimate for customers with significant risk or customers which require a specific treatment, or do not have consistent characteristics with other portfolio segments for which the statistic information is insufficient to predict future behavior.
The following customers and financial assets are included in this analysis:

•	Corporate companies

•	Large and SMEs

•	SMEs and agricultural companies with a commercial portfolio according to BCRA definition

•	Financial institutions

•	Government sector

•	Government and private securities
Every month the Credit Review area analyzes the entire portfolio on an individual basis to classify customers focusing on those who were in Stages 2 and 3 in the previous month, and those who were in Stage 1 and suffered a significant risk increase. To make such assessment, some objective data were defined to analyze whether there is an increase in credit risk to determine whether it should be reclassified to Stage 2 due to the existence of a significant increase in risk; be reclassified to Stage 3 when a default is produced or detected, or remain in Stage 1. These events mainly comprise:

•	Significant delays in the main credit lines granted

•	Legal actions by the Bank for the aid granted

•	Request for reorganization or bankruptcy proceedings

•	Past-due loans with outstanding principal

•	Volume of bounced checks
Moreover, through regular reviews, this sector monitors the effectiveness of the criteria used to identify a significant increase in credit risk to confirm the following:

•	The criteria can identify significant increases in credit risk before default.

•	The average time between the identification of the significant risk increase and the default is reasonable.

•	Exposures are not transferred directly from the measurement of 12-month ECL to impaired financial instruments.
The staging proposal is supplemented with the expert opinion of the Corporate Risk and Credit Recovery areas.
Below is a description of the characteristics of the customers analyzed on an individual basis for each stage:
Stage 1:
The customers which individual assessment reflects the following conditions are considered Stage 1 customers:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its financial obligations adequately.

•
The customer has financial liquidity with a low level and a proper structure of indebtedness with respect to its profit-generating capacity, and has a high ability to settle payables (principal and interest) in the agreed-upon conditions.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.

•	The customers previously included in Stages 2 or 3 who improved their credit risk indicators and meet the parameters defined for Stage 1.
Stage 2:
This stage includes the customers that, based on the individual analysis of their payment capacity, suffer a significant risk increase that is not as severe to set default as defined for Stage 3.
Some elements considered upon defining the existence of a significant increase in risk are:

•	It has profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment.

•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the regulatory, technological or economic context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received

•	The arrears in payment to the Bank are due to current operating circumstances or for an extraordinary nature which prompt resolution is expected.

•
This stage also includes the customers that, having been included in phase 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to Stage 1.

Stage 3:
It includes the customers that, after an individual analysis, experience some of the following situations:

•	Incur in significant delays related to the major credit lines granted, and this has not been agreed upon with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 5% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its financial obligations in the agreed-upon conditions
This analysis is used as input by the Credit Risk Management Office to estimate the allowances for customers in Stages 1 and 2.

Therefore, the Credit Review area calculates the allowances related to Stage 3 customers based on the Bank’s judgmental evidence and estimates monthly the expected cash flows to be received for each transaction discounting them to their effective interest rate. The allowance for loan losses is the difference between the accounting payable and the present value of expected cash flows. For this task, the Credit review area requires that the Recovery Management estimate the cash flows to be collected and when it will occur, considering the level of progress in collection negotiations, as well as cash flows from a potential sale of the collateral received or other credit enhancement that are an integral part of the contractual terms.
51.1.1.2	The Bank’s internal rating and PD estimation process
The PD represents the probability that a debtor may fail to fulfill its financial obligation, either during the next 12 months (Stage 1) or during the remainder life of the financial asset (Stages 2 and 3).
PD is assessed per customer in alignment with the Bank’s risk management model.
For the individual analysis portfolio, the rating model developed by the Bank to identify
PD-related
risks and concentrations according to the Bank’s commercial strategies is based on a behavior module that considers the behavior scores of the commercial portfolio segments and contemplates internal behavior variables and external supplier variables.
For the collective analysis portfolio per risk level, the Bank developed a
12-month
PD based on a dual matrix that combine internal behavior market scores and generic Bureau Scores, increasing segregation when considering the internal behavior and the financial entities. Lifetime PDs were also developed for each group of assets defined as homogeneous risk to calculate the financial asset amount classified in Stage 2.
The proposals to implement PD models are submitted for approval to the Risk Management Committee. The methods, variables, development population, observation windows and results that support the preparation of these models are tested and adjusted at least once a year.
The following table discloses the risk levels score and rating arising from the Bank’s models:

	12/31/2020		12/31/2019
Category	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount

Performing	2.32%	96.17%	2.60%	95.45%
High grade	1.13%	76.20%	1.25%	76.40%
Standard grade	4.79%	12.64%	4.83%	8.23%
Sub-standard grade	12.48%	7.33%	11.64%	10.82%
Past due but not impaired	33.24%	2.70%	32.13%	2.84%
Impaired	100.00%	1.13%	100.00%	1.71%

Total		100.00%		100.00%

51.1.1.3	Exposure at default (EAD)
EAD is based on the amounts that the Bank expects to be owed at default during the next 12 month (Stage 1) or during the instruments remaining lifetime (Stages 2 and 3).
The EAD model uses the same information sources than PD model. Segmentation is also used in the PD structure.

The Bank developed a calculation method for the products that have a defined flow schedule, and another method for the products that provide the customers with a credit line (revolving products). For revolving products, the Bank calculated a credit risk factor that contemplates the use that this credit line could represent in case of default. Upon building the credit risk factors, the aging of the product and level of use was considered, among other characteristics.

51.1.1.4	Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
To calculate LGD, the Bank differentiates per product. The Bank bases its estimates on the historical information observed regarding the recoveries over on default transactions discounted at the effective interest rate of such agreements and measured upon default.
Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.
As PD, LGD are revised by the macroeconomic models used for the prospective view.

51.1.2	Prospective information
The calculation of ECL for risk impairment includes and is revised prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact in PD and LGD and designed models that capture such impact for the commercial portfolio, comparable commercial portfolio and consumer portfolio.
The main economic variables generating expected losses used to calculate ECL for each economic scenario are as follows:

•	Changes in GDP

•	Interest rates (BADLAR published by the BCRA)

•	Index (CPI)
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a
36-month
estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated on a quarterly basis according to the financial statements filed each calendar quarter.

The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, intermediate, downside), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned Probabilities	2020	2021	2022
			%	%	%
GDP growth %	Base case	65%	5.96%	2.16%	3.04%
	Intermediate	30%	2.66%	(1.52)%	1.04%
	Downside	5%	(1.80)%	(2.48)%	1.00%
Central Bank base rates %	Base case	65%	37.00%	28.05%	23.44%
	Intermediate	30%	45.00%	35.00%	30.00%
	Downside	5%	80.00%	100.00%	120.00%
CPI %	Base case	65%	56.98%	39.96%	35.01%
	Intermediate	30%	68.00%	65.00%	49.99%
	Downside	5%	100.03%	130.01%	150.03%
The measures issued by the Argentine government and the BCRA on maturity deferrals or mandatory debt rescheduling gave rise to a considerable reduction in the nonperforming portfolio indicator, a variable dependent on the prospective probability of the default models used by the Bank. Therefore, as of December 31, 2020, to make an adequate estimate of the expected losses adjusted by the macroeconomic context, the Bank applied the probability of default models on the nonperforming portfolio projected as of such date by those models based on the information available prior to the abovementioned measures, instead of using indicators which do not show the actual loan portfolio situation.

51.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2020 and the associated net modification amounted to 944,374 and 82,267, respectively. The Bank does not consider loans using the mandatory extensions and payment facilities provide by BCRA as part of such modified loans. The amortized cost of loans modified during 2019 and the associated net modification amounted to 3,138,057 and 58,741, respectively. Moreover, certain debt securities were modified during 2019. The information related to this modification is disclosed in note 20.

51.1.4	Adjustment for expected losses due to COVID-19 pandemic
The pandemic and its direct consequences, (firstly, the preventive lockdown, then the social distancing) had a high impact on the Argentine economy and, therefore, on the behavior of financial system debtors.
The Argentine government, the BCRA and other tax and regulatory agencies adopted a series of measures to reduce the impact of the generated economic stagnation which includes the extending tax and social security due dates, offering financial aid to the most vulnerable sectors, deferring payment of all bank debtor’s obligations, mandatory refinancing of past due payables, a more flexible treatment for recognizing the impairment of the banking customer portfolio, and banning dismissals and suspensions, among others. Even though, all of them contributed to having the 2020 with low impact on bank portfolio delinquency, the negative results of the impairment in the debtors’ financial capacity are undeniable, thus an increase in the impairment of assets subject to credit risk is expected.
Since statistical models do not appropriately reflect the effects arising from the pandemic on expected credit losses, the Bank decided to make a special adjustment prospectively based on an estimate of the impairment of certain financial assets showing greater vulnerability levels or signs of difficulties related to the payment of obligations.
The ECL adjustment for
Covid-19
is recalculated on a monthly basis with the objective to capture new information about subject customers and reset the estimated amounts at the reporting date, or adjust the calculation criteria in order to make more accurate estimations. With the same frequency is submitted for approval to the Bank’s highest authorities, and is presented to the Internal Risk Management Committee for its ratification and treatment.

As to commercial loans, as of December 31, 2020, the Bank estimated an additional credit risk impairment loss for 445,386, over beneficiaries of credit facilities at reduced rates for payroll payments during the social lockdown and who are part of the economy sectors which are expected to experience the pandemic’s most significant adverse effects, both in terms of a drop in revenues and the subsequent recovery term. The same criterion was used in connection with the companies which are part of the sectors that chose to reschedule the due dates of their payables using the general and extraordinary flexible conditions established by the BCRA for paying financial obligations. The estimated charge amounted to 150,654.
As regards loans granted to individuals, the adjustment affected the financing to employees on payroll private company, self-employed workers and microentrepreneurs. These sectors were considered to be the most affected by dismissals, suspensions and loss in salary purchasing power, fall in sales and a reduction in activity levels resulting from compulsory lockdown. In these segments, an impairment in customer risk was estimated in the cases in which they opted to defer the settlement of their payables to the Bank (amounts owed in connection with credit cards and personal loans) by making use of the mandatory extensions and payment facilities provided by the BCRA in connection with outstanding financial payables during the pandemic. The adjustment made in connection with consumer loans amounted to 3,083,342 as of December 31, 2020. This adjustment plus the recorded amount for commercial loans amounted to 3,679,382.
Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

12/31/2020
Portfolio Type	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.5%	0.5%	0.0%	0.0%	0.0%
Comparable loans	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	99.5%	0.5%	0.0%	0.0%	0.0%
Total	99.6%	0.4%	0.0%	0.0%	0.0%

12/31/2019
Portfolio Type	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.2%	0.8%	0.0%	0.0%	0.0%
Comparable loans	99.9%	0.1%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%
Total	99.6%	0.4%	0.0%	0.0%	0.0%
The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2020
	Collective	Individual	Collective	Individual
Loans and other financing	180,456,655	68,333,255	11,133,013	4,396,524	3,029,870	267,349,317
Non-financial public sector	13,230	3,601,297	175		103	3,614,805
Other financial entities	23	1,839,235				1,839,258
Non-financial private sector	180,443,402	62,892,723	11,132,838	4,396,524	3,029,767	261,895,254
Individuals	114,240,780	881,453	6,217,494		685,859	122,025,586
Manufacturing Industry	10,262,036	14,025,285	679,770	1,526,516	498,780	26,992,387
Agricultural and cattle industry	14,415,093	6,741,231	966,605	2,759,232	435,379	25,317,540
Services	22,280,971	11,185,975	1,815,627	110,206	107,590	35,500,369
Commercial activities	13,244,682	9,222,944	1,001,929	570	301,854	23,771,979
Exploration of mines and quarries	653,112	14,544,611	35,095		873,558	16,106,376
Financial intermediation	1,038,512	3,731,946	32,755		5,648	4,808,861
Construction activities	3,055,656	1,444,030	291,532		114,440	4,905,658
Electricity supply and gas	155,514	1,115,248	8,092		179	1,279,033
Public administration	1,037,333		82,856		6,207	1,126,396
Water supply and public sanitation	59,713		1083		273	61,069

	1		2		3	12/31/2019
	Collective	Individual	Collective	Individual
Loans and other financing	152,543,931	128,020,746	17,511,125	4,284,909	5,272,831	307,633,542
Non-financial public sector	8,573	8,773,060	221		94	8,781,948
Other financial entities	246	5,417,881				5,418,127
Non-financial private sector	152,535,112	113,829,805	17,510,904	4,284,909	5,272,737	293,433,467
Individuals	117,874,202	511,834	9,172,222		1,980,256	129,538,514
Manufacturing Industry	4,722,054	46,359,585	1,244,104	843,873	1,624,661	54,794,277
Agricultural and cattle industry	7,696,443	11,045,886	2,857,436	3,165,627	554,555	25,319,947
Services	13,205,385	13,175,749	2,069,526	72,040	346,332	28,869,032
Commercial activities	5,248,612	13,123,381	1,420,453	199,317	567,853	20,559,616
Exploration of mines and quarries	229,146	20,069,007	66,215		11,854	20,376,222
Financial intermediation	930,240	3,840,710	83,338		18,248	4,872,536
Construction activities	1,385,661	2,241,773	456,169	4,052	152,667	4,240,322
Electricity supply and gas	100,044	3,435,177	9,827		1,483	3,546,531
Public administration	1,103,771	26,703	128,161		14,720	1,273,355
Water supply and public sanitation	39,554		3,453		108	43,115
Collateral and other credit improvements
The following tables show the amounts of guarantees received for the entire portfolio and for the portfolio in Stage 3 as of December 31, 2020.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	267,349,317	797,460	6,546,693	23,996,519	4,124,485	1,667,100	47,062,080	84,194,337	183,154,980	9,928,122
Loans commitment	97,910,338	1,305					279,240	280,545	97,629,793	23,200
Other financial assets	18,905,219								18,905,219	18,929
Other debt Securities at amortized cost	31,119,261								31,119,261	5,472
Other debt securities at fair value through OCI	178,005,144								178,005,144	5,964

Total	593,289,279	798,765	6,546,693	23,996,519	4,124,485	1,667,100	47,341,320	84,474,882	508,814,397	9,981,687

Class of financial instrument	Maximum exposure to credit risk	Fair value collateral					Total collateral	Net exposure	Associated ECL
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	3,029,870	1,064	709,038	935,558	65,485	270,083	1,981,228	1,048,642	1,658,115

Total	3,029,870	1,064	709,038	935,558	65,485	270,083	1,981,228	1,048,642	1,658,115

The following tables show the amounts of guarantees received for the entire portfolio and for the portfolio in Stage 3 as of December 31, 2019.

		Fair value of collateral
Class of financial instrument	Maximum exposure to credit risk	Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other	Total collateral	Net exposure	Associated ECL
Loans and other financing	307,633,542	513,103	3,665,050	29,919,411	5,490,143	1,465,710	33,654,626	74,708,043	232,925,499	6,901,953
Loans commitment	128,745,139	2,787					902,420	905,207	127,839,932	23,514
Other financial assets	8,405,598								8,405,598	14,032
Other debt Securities at amortized cost	24,067,911								24,067,911	63,701
Other debt securities at fair value through OCI	63,824,735								63,824,735	286

Total	532,676,925	515,890	3,665,050	29,919,411	5,490,143	1,465,710	34,557,046	75,613,250	457,063,675	7,003,486

Class of financial instrument	Maximum exposure to credit risk	Fair value collateral					Total collateral	Net exposure	Associated ECL
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	5,272,831	3,086	735,440	167,028	11,805	955,458	1,872,817	3,400,014	2,967,457

TOTAL	5,272,831	3,086	735,440	167,028	11,805	955,458	1,872,817	3,400,014	2,967,457

51.2.	Liquidity Risk
The liquidity risk is defined as the possibility that the Bank may not be able to comply with expected and unexpected current and future cash flows effectively, as well as guarantees, without affecting daily transactions or its financial position.
In addition, the market liquidity risk refers to the risk that the Bank may not be able to clear or delete a position at market price:

•	because the assets involved have no sufficient secondary market; or

•	due to market variations.
The Bank features policies regarding liquidity, the purpose of which is to manage liquidity efficiently, optimizing cost and diversification of funding sources, and maximizing the profit from placements through prudent management that ensures the necessary funds to allow the continuity of transactions and compliance with the rules and regulations in force.
In order to reduce the liquidity risk, the Bank has been established a policy which the main aspects are as follows:
Assets: a high-liquidity assets portfolio will be maintained to cover at least 25% of total liabilities, comprising deposits, the corporate bonds issued by the Bank, the repo agreements taken and the financial and interbank loans borrowed.
Liabilities: to minimize the unintended effects of illiquidity, deriving from the possible withdrawal of deposits and the repayment of interbank loans taken, the Bank:

•	Seeks the proper diversification of financing sources to enable the constant availability of funds and fulfill institutional obligations within a market variability environment.

•	Gives priority to attracting retail deposits to have an atomized deposit portfolio and lower risks in relation to material withdrawals concentrated in a few depositors.

•	Does not depend excessively on obtaining repo transactions and interfinancial loans as a permanent funding source.
In addition, the Bank implemented a series a risk measurement and control tools, including the regular monitoring of liquidity gaps, separated by currency, as well as different liquidity ratios, included
“bi-monetary
liquidity ratio”, “Liquidity Coverage Ratio” (LCR) and “Net Stable Funding Ratio” (NSFR), among others.
The Executive Risk Management Department regularly monitors compliance of the different levels set by the Board of Directors in relation to liquidity risk, which include minimum levels of liquidity, maximum concentration levels allowed by type of deposit and by type of customer, among others.
In the event of a liquidity crisis, the Bank has a contingency plan with different actions, like as follows:

•	Financing through call banking and repo agreements with the BCRA.

•	Spot sale of securities government portfolio.

•	Limit credit assistance to private sector.

•	Increase deposit rates in order to capture deposits.
The following table shows the liquidity ratios during the fiscal years 2020 and 2019, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2020	2019
December, 31	86.39%	57.75%
average	81.57%	61.24%
Max	87.13%	70.13%
Min	71.49%	51.73%
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2020 and 2019:

		Remaining terms to maturity as of December 31, 2020
Item	Matured	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Non-financial government sector		240,063	709,789	722,124	1,302,701	2,240,210	475,185	5,690,072
Financial sector		73,164	366,107	542,488	336,233	1,005,712		2,323,704
Non-financial private sector and foreign residents	1,309,651	94,565,908	30,753,008	41,943,648	49,509,992	47,067,374	76,591,919	341,741,500

Total	1,309,651	94,879,135	31,828,904	43,208,260	51,148,926	50,313,296	77,067,104	349,755,276

		Remaining terms to maturity as of December 31, 2019
Item	Matured	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Non-financial government sector		3,722,842	880,926	1,040,537	2,501,141	4,121,934	2,751,211	15,018,591
Financial sector		2,498,632	3,004,100	642,334	859,600	1,215,730	7,443	8,227,839
Non-financial private sector and foreign residents	4,936,146	123,475,851	36,775,492	33,009,946	41,228,086	59,457,916	91,735,995	390,619,432

Total	4,936,146	129,697,325	40,660,518	34,692,817	44,588,827	64,795,580	94,494,649	413,865,862

Additionally, the tables below disclose the maturity of the contractual future cash flows of financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2020 and 2019:

	Remaining terms to maturity as of December 31, 2020
Item	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Deposits	439,899,936	45,047,684	5,581,716	3,025,417	34,807	2,187	493,591,747

From the non-financial government sector	67,873,301	5,558,974	901,974	2,128			74,336,377
From the financial sector	696,415						696,415
From the non-financial private sector and foreign residents	371,330,220	39,488,710	4,679,742	3,023,289	34,807	2,187	418,558,955

Derivative instruments	42	188					230

Repo transactions	620,389						620,389

Other financial institutions	620,389						620,389
Other Financial Liabilities	47,876,408	133,674	125,844	317,199	264,590	514,354	49,232,069

Financing received from the Central Bank of Argentina and other financial institutions	419,441	199,471	204,074	80,703	40,093	5,724	949,506

Issued corporate bonds	209,346		2,762,098	208,048	2,585,744		5,765,236

Subordinated corporate bonds			1,135,957	1,135,958	2,498,433	43,651,732	48,422,080

Total	489,025,562	45,381,017	9,809,689	4,767,325	5,423,667	44,173,997	598,581,257

	Remaining terms to maturity as of December 31, 2019
Item	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Deposits	319,128,393	35,554,356	4,728,311	1,398,959	72,883	30,866	360,913,768

From the non-financial government sector	22,974,090	1,059,457	58,210	2,832			24,094,589
From the financial sector	427,702						427,702
From the non-financial private sector and foreign residents	295,726,601	34,494,899	4,670,101	1,396,127	72,883	30,866	336,391,477

Derivative instruments	399,076	464,440	183,040				1,046,556

Repo transactions	1,364,962						1,364,962

Other financial institutions	1,364,962						1,364,962
Other Financial Liabilities	28,687,673	133,406	141,649	227,982	442,189	585,057	30,217,956

Financing received from the Central Bank of Argentina and other financial institutions	1,403,744	1,130,058	205,002	133,670	230,972	62,376	3,165,822

Issued corporate bonds	436,031		701,097	1,006,731	4,579,987	4,206,065	10,929,911

Subordinated corporate bonds			1,100,808	1,100,810	2,201,618	44,722,198	49,125,434

Total	351,419,879	37,282,260	7,059,907	3,868,152	7,527,649	49,606,562	456,764,409

51.3	Market Risk
Market risk is defined as the possibility of suffering losses in positions on and off the Bank’s balance sheet as a result of the adverse fluctuations in the market prices of different assets.
Market risks arise from interest rate, currency and price positions, all of which are exposed to general and specific market changes and changes in the price volatility such as interest rates, credit margins, foreign currency exchange rates and prices of shares and securities, among others.
The Bank determines the market risk exposure arising from the fluctuation in the value of portfolios of investments for trading, which result from changes in market prices, the Bank’s net positions in foreign currency, and government and private securities with normal quoted prices.
These risks arise from the size of the Bank’s net positions and/or the volatility of the risk factors involved in each financial instrument.
The Bank features Market Risk Management Policies in which the Bank establishes the proceedings to monitor and control of risks derived of the variations in the quotes of financial instruments in order to optimize the risk-return relationship, making use of the appropriate structure of limits, models and management tools. In addition, the Bank features proper tools and proceedings allowing the Risk Management Committee and the Assets and Liabilities Committee to measure and administer this risk.
Risks to which those investment portfolios are exposed are monitored through Montecarlo simulation techniques of “Value at Risk” (VaR). The Bank applies the VaR methodology to calculate the market risk of the main positions adopted and the expected maximum loss based on a series of assumptions for a variety of changes in market conditions.
In order to carry out the above mentioned simulation, the Bank needs to have the Price historical series of those instruments that compose the portfolio.
Prices are corrected by purging the effects of coupon payments and dividend payments, in the case of shares, in order to avoid affecting returns.
The method consists in creating return or price scenarios concerning an asset through the generation of random numbers. This is based on the selection of a stochastic model describing the performance of prices for each asset with the resulting specification of certain parameters required for calculation purposes. The model used is the geometric Brownian motion.
Once all “n” potential scenarios are obtained for valued positions, the P&L vector must be calculated as the difference between the estimated value of the future portfolio and its value upon calculation. Then profit and loss will be placed in order to obtain the value at risk according to the 99% percentage applied.
Finally, the Economic Capital by market risk is obtained as the difference between the current value of the portfolio and the critical value previously obtained.
51.4	Interest Rate Risk
The interest rate risk is defined as the possibility that changes occur in the Bank’s financial condition as a result of adverse interest rate fluctuations with a negative impact on the Shareholders’ equity and profit or loss.
Within the framework of the interest rate risk management the Bank features a series of policies, procedures and internal controls included in the Structural Risk Management.
The Bank monitors of the net present value of its assets, liabilities and off balance sheet items, upon certain disturbance scenarios and interest rate stress through Montecarlo simulation techniques.
For this purpose, the maximum potential loss is determined considering a temporal line of three months and 99% confidence level interval.
The Equity Value Model (EVM) is determined as the net sum of cash flows (interest and principal losses) that the Bank can generate, discounted at market interest rate curve. If the market interest rate curve used for the discount is affected, the effect of such variation impacts directly on the value of the Bank. Generally speaking, reports related to EVM seek to analyze the Bank’s long-term solvency.

It is noteworthy that the use of that approach does not avoid losses beyond those limits in the event of the most significant market changes.
As of December 31, 2020 and 2019, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2020	12/31/2019
Interest rate risk	6,621	8,723
Currency Exchange rate risk	1,727	2,486
Price risk	5,198	192

51.5	Foreign Currency Exchange Rate Risk
The Bank is exposed to fluctuations in foreign currencies exchange rates in its financial position and cash flows. The larger proportion of assets and liabilities kept are related to US dollars.
The foreign currency position includes assets and liabilities expressed in pesos at the exchange rate as of the closing dates mentioned below. An institution’s open position comprises assets, liabilities and memorandum accounts stated in foreign currency, where an institution assumes the risk. Any devaluation / revaluation of those currencies affect the Bank’s consolidated statement of income.
The Bank’s open position, stated in Argentine pesos by currency, is disclosed in note 26 to these consolidated financial statements.

51.6	Operational Risk
Operational risk is defined as the risk of loss arising from the inadequacy or failure of internal processes, human errors and/or internal system failures, or those originated by external events. This definition includes the Legal Risk but excludes the Strategic Risk and Reputational Risk.
Within such framework, the legal risk (which may occur from within the Bank or externally) comprises, among other aspects, the exposure to penalties, sanctions or other economic consequences or results for failure to comply with any rule or regulation or contractual obligation.
On the other hand, the Bank implemented an operational risk management system that meets the guidelines and provisions established by the BCRA in its Communiqué “A” 5398, as amended, and under Communiqué “A” 5272 the BCRA provided for a minimum capital requirement under this description, effective as of February 1, 2012.
The operating risk management system is formed by:

a)	Organizational structure: the Bank has an Operational Risk Management that is in charge of managing operational risk and a Risk Management Committee.

b)
Policies: the Bank has a “Manual for the Operational Risk Management” approved by the Board of Directors, which define the main concepts, roles and responsibilities of the Board of Directors, the Operational Risk Committee, the Operational Risk and Technology Management and all the areas involved in this risk management.

c)
Procedures: the Bank features a procedure for the “Gathering of events and losses from Operational Risk” that includes a process to gather the Operational Events and Losses to register on a systematic basis the frequency, severity, category and other relevant aspects related to the events and losses from Operational Risk.

d)	The objective is to assess the Bank’s situation upon occurrence of events, in order to better understand the Operational Risk profile and, if applicable, take the necessary corrective actions.
In addition, the Bank has a procedure that establishes the guidelines to prepare risk self-assessments and, in the event of risks exceeding allowed tolerance levels, guidelines to establish risk indicators and action plans.

e)	Systems: the Bank has a comprehensive system that allows managing all Operational and Technology Risks.

f)	Database: The Bank has an operational risk event database prepared pursuant to the guidelines established in Communiqué “A” 4904, as supplementary.

g)
Information systems to measure risks: The Comprehensive Risk Management Department generates and sends, on a regular basis, reports to the Board of Directors, the Risk Management Committee and the Senior Management. With such reports the Risk Management Department communicates the results of the follow-up
of the management of the main risks to which the Bank is exposed. Each report contains information on risk measurement, evolution, trends, principal exposures, control of main limits and the capital level required for each type of risk.

At the meeting of the Integral Risk Management Committee, the Comprehensive Risk Management Department shall submit for consideration the results of the performance of such department and the reports issued during the period under analysis. The resolutions adopted by the Committee shall be recorded in Minutes to be considered by the Board of Directors, who shall subsequently approve, in this manner, the performance and risk level of the analyzed period.

h)
Stress tests: stress tests are a support tool to manage risks and a supplement of the results reported by the measurement models of the different risks, which in general show risk measurements that are valid for “normal situations”.

They also are an instrument to evaluate the risk profile since they are used to quantify the potential impact in a situation of significant fluctuation of the variables affecting each risk. Stress tests are as well used in the process of internal assessment of economic capital sufficiency.
Stress tests are aimed at evaluating the Bank’s financial vulnerability potential faced with the sensibility of the main variables affecting each risk. Generally, it is considered a variation of low probability of occurrence, but if materialized may cause significant excess of the tolerance limits established for each risk.

i)	Assessment of economic capital sufficiency: each year, the Bank calculates the economic capital for those risks which, for their significance, may, eventually, affect the Bank’s solvency.
At present, the Bank calculates the economic capital of the following risks: Credit, Concentration, Market, Operational, Interest Rate, Liquidity and Concentration of Funding Sources, Securitization, Reputational and Strategic.
Risk management is directly related to economic capital assessment. Thus, it is expected that with a better management and follow-up,
the Bank will need to allocate less amount of capital.
Based on the internal models developed, Banco Macro manages its risks, determines its risk profile and calculates, therefore, the necessary capital to develop its activities and businesses, adjusting each risk to its relevant exposure level.

j)
Transparency: As a supplement to this Manual and as part of the Corporate Governance policy, the Bank features an Information Policy aimed at allowing shareholders, investors and the market in general to evaluate aspects of the Bank related to capital, risk exposure, risk assessment procedures and capital adequacy.